Loans (Details 3) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Loans and receivables	[1]	$ 5,702,258	$ 5,448,788
Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		5,778,424	5,505,658
BRAZIL | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		1,156,223	1,019,466
MEXICO | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		867,441	850,463
COLOMBIA | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		625,932	829,136
ARGENTINA | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		604,112	294,613
PANAMA | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		485,546	500,134
COSTA RICA | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		370,087	356,459
GUATEMALA | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		328,830	309,024
DOMINICAN REPUBLIC | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		301,067	249,926
ECUADOR | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		188,445	94,315
CHILE | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		176,976	170,827
PARAGUAY | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		158,685	59,536
TRINIDAD AND TOBAGO | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		144,874	175,000
HONDURAS | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		89,205	74,476
PERU | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		78,191	211,846
EL SALVADOR | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		70,048	55,110
SINGAPORE | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		38,500	54,500
JAMAICA | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		21,727	24,435
LUXEMBOURG | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		17,664	19,924
GERMANY | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		17,500	37,500
BOLIVIA | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		14,187	15,000
BELGIUM | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		13,278	11,368
URUGUAY | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		9,906	15,000
SWITZERLAND | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		0	3,687
NICARAGUA | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		0	29,804
UNITED STATES | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Loans and receivables		$ 0	$ 44,109

[1]	The carrying value of loans at amortized cost is net of the accrued interest receivable of $41.1 million, the allowance for expected credit losses of $100.8 million and unearned interest and deferred fees of $16.5 million for December 31, 2018, and the accrued interest receivable of $29.4 million, the allowance for expected credit losses of $81.3 million and unearned interest and deferred fees of $5.0 million for December 31, 2017.